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[NATIONWIDE LOGO]


VIA EDGAR

October 4, 1999

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:       Nationwide Variable Account-10
               Nationwide Life Insurance Company
               SEC File No. 333-81701
               CIK No. 0001087697

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-10 (the "Separate Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Separate Account which became effective October 1, 1999.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Paige L. Ryan

Paige L. Ryan, Esq.
Compliance Specialist

cc:     Ms. Lorna MacLeod
        Stop 5-6
        Office of Insurance Products and Legal Compliance